COLUMBIA FUNDS SERIES TRUST I

COLUMBIA EMERGING MARKETS FUND

(the “Fund”)

Supplement to the Class A and Class C Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights tables represents Class A and Class C shares, as indicated, of Emerging Markets Fund, a series of Excelsior Funds, Inc. (Emerging Markets Fund), the predecessor to the Fund. This information for the period ended September 30, 2007 is unaudited. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Emerging Markets Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$17.77

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments and foreign currency	(0.11)

Total from Investment Operations	(0.11)

Net Asset Value, End of Period	$17.66
Total return (d)(e)(f)	(0.62)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.50%
Waiver/Reimbursement (h)	0.05%
Net investment income (g)(h)	0.85%
Portfolio turnover rate (e)	9%
Net assets, end of period (000’s)	$10

(a)	Class A Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$17.77

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments and foreign currency	(0.11)

Total from Investment Operations	(0.11)

Net Asset Value, End of Period	$17.66
Total return (d)(e)(f)	(0.62)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	2.25%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(0.10)%
Portfolio turnover rate (e)	9%
Net assets, end of period (000’s)	$10

(a)	Class C Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

May 9, 2008	INT-47/153150-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA EMERGING MARKETS FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Emerging Markets Fund, a series of Excelsior Funds, Inc. (Emerging Markets Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Emerging Markets Fund’s financial statements, is included in Emerging Markets Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Emerging Markets Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Emerging Markets Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Class Z Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.06		$12.60	$8.73	$7.67	$4.12	$4.95

Income from Investment Operations:
Net investment income	0.11	(a)	0.07 (a)	0.10 (a)	0.12 (a)	0.05	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.55		2.16	3.87	1.18	3.55	(0.84)

Total from Investment Operations	3.66		2.23	3.97	1.30	3.60	(0.82)

Less Distributions to Shareholders:
From net investment income	(0.06)		(0.08)	(0.10)	(0.08)	(0.05)	(0.01)
From net realized gains	—		(0.69)	—	(0.16)	—	—

Total Distributions to Shareholders	(0.06)		(0.77)	(0.10)	(0.24)	(0.05)	(0.01)

Net Asset Value, End of Period	$17.66		$14.06	$12.60	$8.73	$7.67	$4.12
Total return (b)(c)	26.07	%(d)	17.98%	45.85%	17.07%	87.57%	(16.62)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.85	%(f)	1.85%	1.81%	1.70%	1.65%	1.61%
Waiver/Reimbursement	0.06	%(f)	0.05%	0.11%	0.20%	0.27%	0.23%
Net investment income (e)	1.37	%(f)	0.50%	1.00%	1.44%	0.81%	0.51%
Portfolio turnover rate	9	%(d)	16%	7%	21%	14%	43%
Net assets, end of period (000’s)	$1,316,885		$1,092,481	$996,666	$433,168	$209,161	$30,049

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

May 9, 2008	INT-47/153414-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA BOND FUND

(the “Fund”)

Supplement to the Class A and Class C Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The Fund’s Class A and Class C shares are newly formed and do not yet have financial highlights.

May 9, 2008	INT-47/153154-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA BOND FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Core Bond Fund, a series of Excelsior Funds, Inc. (Core Bond Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Core Bond Fund’s financial statements, is included in Core Bond Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Core Bond Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Core Bond Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Class Z Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.98		$8.84	$9.15	$9.43	$9.43	$8.95

Income from Investment Operations:
Net investment income	0.20	(a)	0.39 (a)	0.37 (a)	0.37 (a)	0.38	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.02)		0.14	(0.18)	(0.23)	0.14	0.50

Total from Investment Operations	0.18		0.53	0.19	0.14	0.52	0.97

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.39)	(0.38)	(0.37)	(0.38)	(0.48)
From net realized gains	—		—	(0.12)	(0.05)	(0.14)	(0.01)

Total Distributions to Shareholders	(0.20)		(0.39)	(0.50)	(0.42)	(0.52)	(0.49)

Net Asset Value, End of Period	$8.96		$8.98	$8.84	$9.15	$9.43	$9.43
Total return (b)(c)	1.99	%(d)	6.08%	2.00%	1.55%	5.74%	11.07%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.90	%(f)	0.90%	0.90%	0.90%	0.87%	0.84%
Waiver/Reimbursement	0.23	%(f)	0.30%	0.40%	0.37%	0.24%	0.11%
Net investment income (e)	4.46	%(f)	4.36%	4.05%	3.99%	4.06%	5.10%
Portfolio turnover rate	29	%(d)	49%	95%	90%	84%	120%
Net assets, end of period (000’s)	$329,083		$313,967	$281,767	$211,932	$269,027	$293,182

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

May 9, 2008	INT-47/153412-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA ENERGY AND NATURAL RESOURCES FUND

(the “Fund”)

Supplement to the Class A and Class C Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights tables represents Class A and Class C shares, as indicated, of Energy and Natural Resources Fund, a series of Excelsior Funds, Inc. (Energy and Natural Resources Fund), the predecessor to the Fund. This information for the period ended September 30, 2007 is unaudited. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Energy and Natural Resources Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$27.64

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments and foreign currency	(0.09)

Total from Investment Operations	(0.09)

Net Asset Value, End of Period	$27.55
Total return (d)(e)(f)	(0.33)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.49%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(1.21)%
Portfolio turnover rate (e)	99%
Net assets, end of period (000’s)	$10

(a)	Class A Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$27.64

Income from Investment Operations:
Net investment loss (b)	(0.01)
Net realized and unrealized loss on investments and foreign currency	(0.08)

Total from Investment Operations	(0.09)

Net Asset Value, End of Period	$27.55
Total return (c)(d)(e)	(0.33)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	2.24%
Waiver/Reimbursement (g)	0.05%
Net investment loss (f)(g)	(1.96)%
Portfolio turnover rate (d)	99%
Net assets, end of period (000’s)	$10

(a)	Class C Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	Total return at net asset value assuming no contingent deferred sales charge.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

May 9, 2008	INT-47/153350-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA ENERGY AND NATURAL RESOURCES FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Energy and Natural Resources Fund, a series of Excelsior Funds, Inc. (Energy and Natural Resources Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Energy and Natural Resources Fund’s financial statements, is included in Energy and Natural Resources Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Energy and Natural Resources Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Energy and Natural Resources Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Class Z Shares			2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$23.30		$25.99		$22.34		$16.45		$11.72		$14.40

Income from Investment Operations:
Net investment income (loss)	0.02	(a)	0.06	(a)	—	(a)(b)	0.02	(a)	0.06		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	4.26		2.50		9.04		6.99		4.71		(2.67)

Total from Investment Operations	4.28		2.56		9.04		7.01		4.77		(2.63)

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.06)		—		(0.05)		(0.04)		(0.05)
From net realized gains	—		(5.19)		(5.39)		(1.07)		—		—

Total Distributions to Shareholders	(0.03)		(5.25)		(5.39)		(1.12)		(0.04)		(0.05)

Net Asset Value, End of Period	$27.55		$23.30		$25.99		$22.34		$16.45		$11.72
Total return (c)	18.37	%(d)(e)	10.84	%(d)	41.42%		43.97	%(d)	40.84	%(d)	(18.30	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.08	%(g)	1.12%		1.13%		1.10%		0.99%		1.01%
Waiver/Reimbursement	0.03	%(g)	0.01%		—		0.05%		0.14%		0.18%
Net investment income (loss) (f)	0.19	%(g)	0.25%		(0.01)%		0.12%		0.45%		0.35%
Portfolio turnover rate	99	%(e)	279%		234%		111%		91%		78%
Net assets, end of period (000’s)	$711,241		$497,676		$522,506		$292,333		$150,035		$92,440

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.
(g)	Annualized.

May 9, 2008	INT-47/153415-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA INTERNATIONAL GROWTH FUND

(the “Fund”)

Supplement to the Class A and Class C Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The Fund’s Class A and Class C shares are newly formed and do not yet have financial highlights.

May 9, 2008	INT-47/153151-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA INTERNATIONAL GROWTH FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of International Fund, a series of Excelsior Funds, Inc. (International Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with International Fund’s financial statements, is included in International Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by International Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and International Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Class Z Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.06		$16.51	$13.05	$11.28	$6.83	$9.75

Income from Investment Operations:
Net investment income	0.08	(a)	0.09 (a)	0.07 (a)	0.06 (a)	0.09	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		2.54	3.51	1.71	4.44	(2.99)

Total from Investment Operations	1.76		2.63	3.58	1.77	4.53	(2.89)

Less Distributions to Shareholders:
From net investment income	(0.08)		(0.08)	(0.12)	— (b)	(0.08)	(0.03)

Net Asset Value, End of Period	$20.74		$19.06	$16.51	$13.05	$11.28	$6.83
Total return (c)(d)	9.27	%(e)	16.03%	27.70%	15.71%	66.51%	(29.72)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.50	%(g)	1.50%	1.50%	1.50%	1.38%	1.40%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.08%	0.11%	0.11%	0.17%
Net investment income (f)	0.76	%(g)	0.49%	0.52%	0.52%	0.92%	0.55%
Portfolio turnover rate	17	%(e)	28%	26%	66%	58%	73%
Net assets, end of period (000’s)	$723,284		$636,941	$522,284	$240,322	$130,143	$89,679

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

May 9, 2008	INT-47/153526-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA MID CAP VALUE AND RESTRUCTURING FUND

(the “Fund”)

Supplement to the Class A, Class C and Class R Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The Fund’s Class A and Class C shares are newly formed and do not yet have financial highlights. For the Fund’s Class R shares, the information in the financial highlights table represents Retirement Shares Class of Mid Cap Value and Restructuring Fund, a series of Excelsior Funds Trust (Mid Cap Value and Restructuring Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Mid Cap Value and Restructuring Fund’s financial statements, is included in Mid Cap Value and Restructuring Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal year ended March 31, 2006 and fiscal period ended March 31, 2005 were audited by Mid Cap Value and Restructuring Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Mid Cap Value and Restructuring Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class R Shares	2007		2007		2006	2005 (a)
Net Asset Value, Beginning of Period	$21.48		$19.62		$16.78	$17.26

Income from Investment Operations:
Net investment income (loss) (b)	0.11		0.70		(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	1.49		1.16		2.90	(0.47)

Total from Investment Operations	1.60		1.86		2.84	(0.48)

Less Distributions to Shareholders:
From net investment income	(0.22)		—		—	—
From net realized gains	—		—	(c)	—	—

Total Distributions to Shareholders	(0.22)		—	(c)	—	—

Net Asset Value, End of Period	$22.86		$21.48		$19.62	$16.78
Total return (d)	7.49	%(e)(f)	9.48	%(e)	16.92%	(3.01	)%(e)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.62	%(h)	1.61%		1.46%	1.56	%(h)
Waiver/Reimbursement	0.03	%(h)	0.03%		—	0.10	%(h)
Net investment income (loss) (g)	0.94	%(h)	3.38%		(0.34)%	(0.13	)%(h)
Portfolio turnover rate	4	%(f)	25%		23%	28	%(f)
Net assets, end of period (000’s)	$1,851		$1,097		$1	$1

(a)	Retirement Shares of the Fund’s predecessor commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

May 9, 2008	INT-47/153352-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA MID CAP VALUE AND RESTRUCTURING FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Mid Cap Value and Restructuring Fund, a series of Excelsior Funds Trust (Mid Cap Value and Restructuring Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Mid Cap Value and Restructuring Fund’s financial statements, is included in Mid Cap Value and Restructuring Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Mid Cap Value and Restructuring Fund’s previous independent registered public accounting firms whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Mid Cap Value and Restructuring Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2007		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$21.61		$19.64	$16.77	$15.75		$10.24		$13.29

Income from Investment Operations:
Net investment income (a)	0.20		0.23	— (b)	0.23		0.03		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		1.75	2.90	1.02		5.51		(3.05)

Total from Investment Operations	1.67		1.98	2.90	1.25		5.54		(3.03)

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.01)	(0.03)	(0.23)		(0.03)		(0.02)
From net realized gains	—		— (b)	—	—		—		—

Total Distributions to Shareholders	(0.22)		(0.01)	(0.03)	(0.23)		(0.03)		(0.02)

Net Asset Value, End of Period	$23.06		$21.61	$19.64	$16.77		$15.75		$10.24
Total return (c)	7.77	%(d)(e)	10.07%	17.32%	7.93	%(d)	54.21	%(d)	(22.81	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.12	%(g)	1.13%	1.13%	1.06%		0.99%		1.01%
Waiver/Reimbursement	0.03	%(g)	—	—	0.10%		0.24%		0.14%
Net investment income (f)	1.78	%(g)	1.12%	0.02%	1.42%		0.24%		0.20%
Portfolio turnover rate	4	%(e)	25%	23%	28%		13%		28%
Net assets, end of period (000’s)	$321,636		$294,452	$237,531	$214,844		$186,720		$81,146

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

May 9, 2008	INT-47/153417-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA PACIFIC/ASIA FUND

(the “Fund”)

Supplement to the Class A and Class C Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The Fund’s Class A and Class C shares are newly formed and do not yet have financial highlights.

May 9, 2008	INT-47/153245-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA PACIFIC/ASIA FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Pacific/Asia Fund, a series of Excelsior Funds, Inc. (Pacific/Asia Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Pacific/Asia Fund’s financial statements, is included in Pacific/Asia Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Pacific/Asia Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Pacific/Asia Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2007		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$11.72		$11.61		$8.88		$8.44		$5.21		$6.68

Income from Investment Operations:
Net investment income (loss)	0.02	(a)	—	(a)(b)	0.02	(a)	0.03	(a)	0.01		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		0.50		2.82		0.42		3.22		(1.43)

Total from Investment Operations	1.83		0.50		2.84		0.45		3.23		(1.42)

Less Distributions to Shareholders:
From net investment income	—		—		(0.11)		(0.01)		—		(0.05)
From net realized gains	—		(0.39)		—		—		—		—

Total Distributions to Shareholders	—		(0.39)		(0.11)		(0.01)		—		(0.05)
Net Asset Value, End of Period	$13.55		$11.72		$11.61		$8.88		$8.44		$5.21
Total return (c)	15.61	%(d)(e)	4.40%		32.35	%(d)	5.32	%(d)	62.00	%(d)	(21.44	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.60	%(g)	1.61%		1.59%		1.50%		1.45%		1.51%
Interest expense	—	%(g)(h)	—		—		—		—		—
Net expenses (f)	1.60	%(g)	1.61%		1.59%		1.50%		1.45%		1.51%
Waiver/Reimbursement	0.03	%(g)	—		0.03%		0.14%		0.13%		0.15%
Net investment income (loss) (f)	0.31	%(g)	(0.04)%		0.22%		0.35%		0.20%		0.15%
Portfolio turnover rate	20	%(e)	92%		68%		90%		58%		73%
Net assets, end of period (000’s)	$211,963		$213,132		$243,964		$134,579		$114,830		$27,330

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.
(h)	Rounds to less than 0.01%.

May 9, 2008	INT-47/153527-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SELECT LARGE CAP GROWTH FUND

(the “Fund”)

Supplement to the Class A, Class C and Class R Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights tables represents Class A and Class C shares, as indicated (for Class A and Class C shares), or Retirement Shares Class shares (for Class R shares) of Large Cap Growth Fund, a series of Excelsior Funds, Inc. (Large Cap Growth Fund), the predecessor to the Fund.

This information for the period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Large Cap Growth Fund’s financial statements, is included in Large Cap Growth Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006 and fiscal period ended March 31, 2005 were audited by Large Cap Growth Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Large Cap Growth Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$12.18

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments	(0.03)

Total from Investment Operations	(0.03)

Net Asset Value, End of Period	$12.15
Total return (d)(e)(f)	(0.25)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.42%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(1.36)%
Portfolio turnover rate (e)	23%
Net assets, end of period (000’s)	$10

(a)	Class A Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$12.18

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments	(0.03)

Total from Investment Operations	(0.03)

Net Asset Value, End of Period	$12.15
Total return (d)(e)(f)	(0.25)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	2.17%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(2.12)%
Portfolio turnover rate (e)	23%
Net assets, end of period (000’s)	$10

(a)	Class C Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,		Period Ended March 31, 2005 (a)
Class R Shares			2007	2006
Net Asset Value, Beginning of Period	$10.45		$9.82	$8.02	$8.49

Income from Investment Operations:
Net investment loss (b)	(0.07)		(0.12)	(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	1.57		0.75	1.91	(0.44)

Total from Investment Operations	1.50		0.63	1.80	(0.47)

Net Asset Value, End of Period	$11.95		$10.45	$9.82	$8.02
Total return (c)(d)	14.35	%(e)	6.42%	22.44%	(5.54	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.69	%(g)	1.69%	1.70%	1.55	%(g)
Waiver/Reimbursement	0.03	%(g)	0.01%	0.29%	0.23	%(g)
Net investment loss (f)	(1.26	)%(g)	(1.18)%	(1.20)%	(1.45	)%(g)
Portfolio turnover rate	23	%(e)	33%	24%	25	%(e)
Net assets, end of period (000’s)	$12		$3	$3	$1

(a)	Retirement Shares of the Fund’s predecessor commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

May 9, 2008	INT-47/153152-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SELECT LARGE CAP GROWTH FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Large Cap Growth Fund, a series of Excelsior Funds, Inc. (Large Cap Growth Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Large Cap Growth Fund’s financial statements, is included in Large Cap Growth Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Large Cap Growth Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Large Cap Growth Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Class Z Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.60		$9.91	$8.04	$7.71	$5.79	$8.83

Income from Investment Operations:
Net investment loss (a)	(0.04)		(0.07)	(0.04)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	1.59		0.76	1.91	0.38	1.97	(3.03)

Total from Investment Operations	1.55		0.69	1.87	0.33	1.92	(3.04)

Net Asset Value, End of Period	$12.15		$10.60	$9.91	$8.04	$7.71	$5.79
Total return (b)(c)	14.62	%(d)	6.96%	23.26%	4.28%	33.16%	(34.43)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.19	%(f)	1.20%	1.10%	1.05%	1.05%	1.04%
Waiver/Reimbursement	0.03	%(f)	—	0.13%	0.23%	0.13%	0.17%
Net investment loss (e)	(0.76	)%(f)	(0.68)%	(0.48)%	(0.59)%	(0.74)%	(0.21)%
Portfolio turnover rate	23	%(d)	33%	24%	25%	79%	56%
Net assets, end of period (000’s)	$849,897		$718,424	$552,194	$210,060	$127,231	$73,894

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

May 9, 2008	INT-47/153528-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SELECT OPPORTUNITIES FUND

(the “Fund”)

Supplement to the Class A and Class C Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights tables represents Class A and Class C shares, as indicated, of Equity Opportunities Fund, a series of Excelsior Funds Trust (Equity Opportunities Fund), the predecessor to the Fund. This information for the period ended September 30, 2007 is unaudited. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Equity Opportunities Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$15.80

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized gain on investments and foreign currency	0.02

Total from Investment Operations	0.02

Net Asset Value, End of Period	$15.82
Total return (d)(e)(f)	0.13%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.16%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(0.63)%
Portfolio turnover rate (e)	12%
Net assets, end of period (000’s)	$10

(a)	Class A Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$15.80

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized gain on investments and foreign currency	0.02

Total from Investment Operations	0.02

Net Asset Value, End of Period	$15.82
Total return (d)(e)(f)	0.13%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.91%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(1.39)%
Portfolio turnover rate (e)	12%
Net assets, end of period (000’s)	$10

(a)	Class C Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

May 9, 2008	INT-47/153155-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SELECT OPPORTUNITIES FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Equity Opportunities Fund, a series of Excelsior Funds Trust (Equity Opportunities Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Equity Opportunities Fund’s financial statements, is included in Equity Opportunity Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006 and 2005 were audited by Equity Opportunities Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Equity Opportunities Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2007		2007	2006	2005
Net Asset Value, Beginning of Period	$14.17		$12.70	$10.98	$10.00

Income from Investment Operations:
Net investment income (a)	0.05		0.07	0.07	0.08
Net realized and unrealized gain on investments and foreign currency	1.67		1.47	1.70	0.95

Total from Investment Operations	1.72		1.54	1.77	1.03

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.07)	(0.05)	(0.04)
From net realized gains	—		—	—	(0.01)

Total Distributions to Shareholders	(0.07)		(0.07)	(0.05)	(0.05)

Net Asset Value, End of Period	$15.82		$14.17	$12.70	$10.98
Total return (b)(c)	12.16	%(d)	12.18%	16.16%	10.30%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.05	%(f)	1.04%	1.05%	1.05%
Waiver/Reimbursement	0.19	%(f)	0.20%	0.26%	0.54%
Net investment income (e)	0.70	%(f)	0.56%	0.57%	0.74%
Portfolio turnover rate	12	%(d)	11%	17%	13%
Net assets, end of period (000’s)	$350,542		$277,877	$132,406	$43,579

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.
(f)	Annualized.

May 9, 2008	INT-47/153623-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SELECT SMALL CAP FUND

(the “Fund”)

Supplement to the Class A, Class C and Class R Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights tables represents Class A and Class C shares, as indicated (for Class A and Class C shares), or Retirement Shares Class shares (for Class R shares) of Small Cap Fund, a series of Excelsior Funds, Inc. (Small Cap Fund), the predecessor to the Fund.

This information for the period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Small Cap Fund’s financial statements, is included in Small Cap Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006 and fiscal period ended March 31, 2005 were audited by Small Cap Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Small Cap Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$21.11

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments	(0.18)

Total from Investment Operations	(0.18)

Net Asset Value, End of Period	$20.93
Total return (d)(e)(f)	(0.85)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.36%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(1.34)%
Portfolio turnover rate (e)	35%
Net assets, end of period (000’s)	$10

(a)	Class A Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$21.11

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments	(0.18)

Total from Investment Operations	(0.18)

Net Asset Value, End of Period	$20.93
Total return (d)(e)(f)	(0.85)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	2.11%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(2.09)%
Portfolio turnover rate (e)	35%
Net assets, end of period (000’s)	$10

(a)	Class C Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,		Period Ended March 31, 2005 (a)
Class R Shares			2007	2006
Net Asset Value, Beginning of Period	$18.98		$19.12	$16.12	$17.00

Income from Investment Operations:
Net investment loss (b)	(0.10)		(0.22)	(0.19)	(0.04)
Net realized and unrealized gain (loss) on investments	1.74		1.34	4.08	(0.84)

Total from Investment Operations	1.64		1.12	3.89	(0.88)

Less Distributions to Shareholders:
From net realized gains	—		(1.26)	(0.89)	—

Net Asset Value, End of Period	$20.62		$18.98	$19.12	$16.12
Total return (c)	8.64	%(d)(e)	6.23%	24.83%	(5.23	)%(d)(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.70	%(g)	1.74%	1.56%	1.55	%(g)
Waiver/Reimbursement	0.03	%(g)	—	—	0.03	%(g)
Net investment loss (f)	(0.95	)%(g)	(1.21)%	(1.13)%	(1.28	)%(g)
Portfolio turnover rate	35	%(d)	52%	65%	61	%(d)
Net assets, end of period (000’s)	$5,854		$1,827	$1	$1

(a)	Retirement Shares of the Fund’s predecessor commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

May 9, 2008	INT-47/153351-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SELECT SMALL CAP FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Small Cap Fund, a series of Excelsior Funds, Inc. (Small Cap Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Small Cap Fund’s financial statements, is included in Small Cap Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Small Cap Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Small Cap Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Class Z Shares			2007	2006		2005		2004		2003
Net Asset Value, Beginning of Period	$19.21		$19.23	$16.14		$14.59		$8.47		$12.19

Income from Investment Operations:
Net investment loss (a)	(0.06)		(0.12)	(0.11)		(0.10)		(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	1.78		1.36	4.09		1.65		6.14		(3.69)

Total from Investment Operations	1.72		1.24	3.98		1.55		6.12		(3.72)

Less Distributions to Shareholders:
From net realized gains	—		(1.26)	(0.89)		—		—		—

Net Asset Value, End of Period	$20.93		$19.21	$19.23		$16.14		$14.59		$8.47
Total return (b)	8.95	%(c)(d)	6.83%	25.37	%(d)	10.62	%(d)	72.26	%(d)	(30.52	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.21	%(f)	1.22%	1.09%		1.05%		0.83%		0.83%
Waiver/Reimbursement	0.03	%(f)	—	0.02%		0.03%		0.15%		0.22%
Net investment loss (e)	(0.54	)%(f)	(0.66)%	(0.64)%		(0.64)%		(0.20)%		(0.31)%
Portfolio turnover rate	35	%(c)	52%	65%		61%		82%		105%
Net assets, end of period (000’s)	$823,980		$694,765	$599,389		$488,221		$352,457		$156,324

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Not annualized.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

May 9, 2008	INT-47/153624-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SHORT-INTERMEDIATE BOND FUND

(the “Fund”)

Supplement to the Class A and Class C Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The Fund’s Class A and Class C shares are newly formed and do not yet have financial highlights.

May 9, 2008	INT-47/153246-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SHORT-INTERMEDIATE BOND FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Intermediate-Term Bond Fund, a series of Excelsior Funds, Inc. (Intermediate-Term Bond Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Intermediate-Term Bond Fund’s financial statements, is included in Intermediate-Term Bond Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Intermediate-Term Bond Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Intermediate-Term Bond Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Class Z Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.10		$7.01	$7.16	$7.40	$7.39	$7.10

Income from Investment Operations:
Net investment income	0.16	(a)	0.31 (a)	0.27 (a)	0.26 (a)	0.26	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.02)		0.09	(0.12)	(0.22)	0.11	0.36

Total from Investment Operations	0.14		0.40	0.15	0.03	0.37	0.73

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)	(0.28)	(0.26)	(0.26)	(0.40)
From net realized gains	—		—	(0.02)	(0.01)	(0.10)	(0.04)

Total Distributions to Shareholders	(0.15)		(0.31)	(0.30)	(0.27)	(0.36)	(0.44)

Net Asset Value, End of Period	$7.09		$7.10	$7.01	$7.16	$7.40	$7.39
Total return (b)(c)	2.08	%(d)	5.79%	2.06%	0.45%	5.25%	10.50%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.75	%(f)	0.75%	0.72%	0.60%	0.56%	0.53%
Waiver/Reimbursement	0.06	%(f)	0.05%	0.09%	0.21%	0.13%	0.16%
Net investment income (e)	4.44	%(f)	4.38%	3.74%	3.53%	3.56%	4.56%
Portfolio turnover rate	45	%(d)	70%	75%	59%	85%	98%
Net assets, end of period (000’s)	$446,307		$467,276	$437,073	$410,392	$413,267	$404,627

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

May 9, 2008	INT-47/153626-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA VALUE AND RESTRUCTURING FUND

(the “Fund”)

Supplement to the Class A, Class C and Class R Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights tables represents Class A and Class C shares, as indicated (for Class A and Class C shares), or Retirement Shares Class shares (for Class R shares) of Value and Restructuring Fund, a series of Excelsior Funds, Inc. (Value and Restructuring Fund), the predecessor to the Fund. This information for the period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Value and Restructuring Fund’s financial statements, is included in Value and Restructuring Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006 and fiscal period ended March 31, 2005 were audited by Value and Restructuring Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Value and Restructuring Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

Class A Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$58.58

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments, foreign currency and written options	(0.08)

Total from Investment Operations	(0.08)

Net Asset Value, End of Period	$58.50
Total return (d)(e)(f)	(0.13)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.24%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(0.10)%
Portfolio turnover rate (e)	5%
Net assets, end of period (000’s)	$10

(a)	Class A Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

Class C Shares	(Unaudited) Period Ended September 30, 2007 (a)
Net Asset Value, Beginning of Period	$58.58

Income from Investment Operations:
Net investment loss (b)	— (c)
Net realized and unrealized loss on investments, foreign currency and written options	(0.08)

Total from Investment Operations	(0.08)

Net Asset Value, End of Period	$58.50
Total return (d)(e)(f)	(0.13)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.99%
Waiver/Reimbursement (h)	0.05%
Net investment loss (g)(h)	(0.86)%
Portfolio turnover rate (e)	5%
Net assets, end of period (000’s)	$10

(a)	Class C Shares of the Fund’s predecessor commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Amount represents less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	Total return at net asset value assuming no contingent deferred sales charge.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class R Shares	2007		2007	2006	2005 (a)
Net Asset Value, Beginning of Period	$54.30		$49.35	$41.49	$42.43

Income from Investment Operations:
Net investment income (loss) (b)	0.28		0.22	0.42	(0.04)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	4.09		4.98	7.81	(0.90)

Total from Investment Operations	4.37		5.20	8.23	(0.94)

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.25)	(0.37)	—

Net Asset Value, End of Period	$58.45		$54.30	$49.35	$41.49
Total return (c)	8.06	%(d)(e)	10.58%	19.95%	(2.58	)%(d)(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.54	%(g)	1.55%	1.56%	1.57	%(g)
Waiver/Reimbursement	0.03	%(g)	—	—	0.02	%(g)
Net investment income (loss) (f)	0.97	%(g)	0.43%	0.90%	(0.35	)%(g)
Portfolio turnover rate	5	%(e)	13%	12%	8	%(e)
Net assets, end of period (000’s)	$8,252		$2,926	$896	$1

(a)	Retirement Shares of the Fund’s predecessor commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

May 9, 2008	INT-47/153153-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA VALUE AND RESTRUCTURING FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Value and Restructuring Fund, a series of Excelsior Funds, Inc. (Value and Restructuring Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Value and Restructuring Fund’s financial statements, is included in Value and Restructuring Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Value and Restructuring Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Value and Restructuring Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2007		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$54.33		$49.36	$41.40	$37.57		$23.66		$32.63

Income from Investment Operations:
Net investment income	0.49	(a)	0.45 (a)	0.53 (a)	0.34	(a)	0.24		0.17
Net realized and unrealized gain (loss) on investments, foreign currency and written options	4.03		5.00	7.88	3.83		13.90		(9.01)

Total from Investment Operations	4.52		5.45	8.41	4.17		14.14		(8.84)

Less Distributions to Shareholders:
From net investment income	(0.35)		(0.48)	(0.45)	(0.34)		(0.23)		(0.13)

Net Asset Value, End of Period	$58.50		$54.33	$49.36	$41.40		$37.57		$23.66
Total return (b)	8.34	(c)(d)	11.14%	20.45%	11.16	%(c)	60.06	%(c)	(27.13	)%(c)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.03	%(f)	1.05%	1.05%	1.07%		0.99%		0.99%
Waiver/Reimbursement	0.03	%(f)	—	—	0.02%		0.15%		0.13%
Net investment income (e)	1.68	%(f)	0.90%	1.18%	0.87%		0.78%		0.65%
Portfolio turnover rate	5	%(d)	13%	12%	8%		4%		16%
Net assets, end of period (000’s)	$8,951,377		$7,767,713	$6,230,754	$4,469,075		$3,244,851		$1,558,721

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

May 9, 2008	INT-47/153520-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA BLENDED EQUITY FUND

(the “Fund”)

Supplement to the Class A and Class C Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The Fund’s Class A and Class C shares are newly formed and do not yet have financial highlights.

May 9, 2008	INT-47/153149-0408

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA BLENDED EQUITY FUND

(the “Fund”)

Supplement to the Class Z Shares Prospectus dated March 31, 2008, as supplemented

The section captioned “Financial Highlights” is deleted in its entirety and replaced with the following:

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Blended Equity Fund, a series of Excelsior Funds, Inc. (Blended Equity Fund), the predecessor to the Fund. This information for the six-month period ended September 30, 2007 is unaudited. The information for the fiscal year ended March 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with Blended Equity Fund’s financial statements, is included in Blended Equity Fund’s annual report. You can request a free annual report containing those financial statements, or the Fund’s semi-annual report, by calling 800.345.6611. The information for the fiscal years ended March 31, 2006, 2005, 2004 and 2003 were audited by Blended Equity Fund’s previous independent registered public accounting firms, whose reports expressed unqualified opinions. The independent registered public accounting firm’s report for the year ended March 31, 2007 and Blended Equity Fund’s financial statements for the year ended March 31, 2007 and period ended September 30, 2007 are also incorporated by reference into the SAI.

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Class Z Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$35.36		$37.27	$36.12	$33.64	$25.67	$35.17

Income from Investment Operations:
Net investment income	0.14	(a)	0.25 (a)	0.19 (a)	0.30 (a)	0.14	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.51		3.61	3.67	2.66	7.99	(7.97)

Total from Investment Operations	3.65		3.86	3.86	2.96	8.13	(7.80)

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.23)	(0.21)	(0.28)	(0.16)	(0.15)
From net realized gains	—		(5.54)	(2.50)	(0.20)	—	(1.55)

Total Distributions to Shareholders	(0.18)		(5.77)	(2.71)	(0.48)	(0.16)	(1.70)

Net Asset Value, End of Period	$38.83		$35.36	$37.27	$36.12	$33.64	$25.67
Total return (b)(c)	10.35	%(d)	10.66%	11.10%	8.85%	31.75%	(22.45)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.10	%(f)	1.10%	1.08%	1.05%	0.99%	0.96%
Waiver/Reimbursement	0.12	%(f)	0.11%	0.13%	0.19%	0.11%	0.15%
Net investment income (e)	0.70	%(f)	0.68%	0.53%	0.86%	0.45%	0.59%
Portfolio turnover rate	4	%(d)	10%	22%	19%	24%	36%
Net assets, end of period (000’s)	$404,789		$401,023	$460,309	$466,903	$573,242	$469,013

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

May 9, 2008	INT-47/153521-0408